Exchange differences, net	12 Months Ended
Dec. 31, 2018
Exchange differences, net
Exchange differences, net

45.   Exchange differences, net

Exchange differences shows basically the gains or losses on currency dealings, the differences that arise on translations of monetary items in foreign currencies to the functional currency, and those disclosed on non-monetary assets in foreign currency at the time of their disposal.

The Group manages the currencies to which it is exposed together with the arrangement of derivative instruments and, accordingly, the changes in this line item should be analysed together with those recognised under Gains/losses on financial assets and liabilities (see Note 44).